Shareholder Fees (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
May 02, 2011
CLASS A
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
CLASS B
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
CLASS C
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
CLASS Y
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none